INTANGIBLE ASSETS AND GOODWILL (Goodwill) (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Changes in intangible assets and goodwill [abstract]
Balance, beginning of fiscal year	$ 283,815	$ 206,636
Goodwill (disposed) acquired		77,179
Goodwill (disposed) acquired	(13,892)
Purchase price allocation adjustment	1,754	0
Balance, end of fiscal year	$ 271,677	$ 283,815